Employee benefits (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Defined Benefit Plans
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Benefit obligations at beginning of year	2,058,893	1,207,815	2,089,263	1,419,910
Current service cost	91,079	52,334	89,128	52,826
Interest cost	10,970	49,914	12,487	52,062
Remeasurements:
Changes in demographic assumptions	(7,569)	28,690	6,440	379
Changes in financial assumptions	13,888	14,490	(46,113)	(126,125)
Other	(5,835)	51,296	4,162	904
Past service cost	1,035	3,159	761	274
Plan participants’ contributions	1,397	2,093	1,392	3,063
Benefits paid	(72,441)	(48,478)	(80,368)	(42,615)
Acquisition and other	(2,155)	58,597	—	126,966

Benefit obligations at end of year	2,089,263	1,419,910	2,077,151	1,487,644

Fair value of plan assets:
Plan assets at beginning of year	1,519,254	868,903	1,806,265	1,079,543
Interest income	8,907	48,729	11,261	51,614
Remeasurement
Actual return on plan assets, excluding interest income	286,089	120,232	34,543	(6,657)
Employer contributions	37,469	31,227	33,163	24,912
Plan participants’ contributions	1,397	2,093	1,392	3,063
Benefits paid	(39,471)	(36,217)	(41,804)	(31,823)
Acquisition and other	(7,380)	44,576	—	104,004

Plan assets at end of year	1,806,265	1,079,543	1,844,819	1,224,656

Effect of the asset ceiling	—	—	—	—

Net defined benefit liability (asset)	282,999	340,368	232,332	262,988

Disclosure of Funded Defined Benefit Obligation and Unfunded Defined Benefit Obligation
The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Funded defined benefit obligations	1,575,647	1,127,974	1,559,686	1,187,595
Plan assets	(1,806,265)	(1,079,543)	(1,844,819)	(1,224,656)

Subtotal	(230,618)	48,432	(285,133)	(37,061)

Unfunded defined benefit obligations	513,616	291,936	517,465	300,049

Total	282,999	340,368	232,332	262,988

Disclosure of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised
The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Retirement benefit liabilities	680,021	355,075	674,425	348,323
Other non-current assets (Retirement benefit assets)	(397,023)	(14,707)	(442,094)	(85,335)

Net amount recognized	282,999	340,368	232,332	262,988

Disclosure of Assumptions Used Defined Benefit Provident Fund Plan
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.6%	3.3%	0.7%	3.5%

Disclosure of fair value of planned asset
The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2021
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not a vailable
Stocks	607,727	—	607,727	194,927	—	194,927
Government bonds	110,699	—	110,699	113,476	—	113,476
Bonds (other)	—	72,496	72,496	—	203,640	203,640
Commingled funds	—	500,243	500,243	—	385,663	385,663
Insurance contracts	—	216,423	216,423	—	—	—
Other	145,801	152,876	298,677	16,182	165,655	181,837

Total	864,227	942,038	1,806,265	324,584	754,958	1,079,543

	Yen in millions
	March 31, 2022
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not a vailable
Stocks	549,385	—	549,385	195,067	—	195,067
Government bonds	112,568	—	112,568	132,172	—	132,172
Bonds (other)	—	77,048	77,048	—	218,433	218,433
Commingled funds	—	489,471	489,471	—	423,525	423,525
Insurance contracts	—	220,027	220,027	—	—	—
Other	225,980	170,340	396,320	30,442	225,016	255,459

Total	887,933	956,886	1,844,819	357,681	866,975	1,224,656

Disclosure of Sensitivity Analysis For Actuarial Assumptions Benefit Obligations
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	177,741	99,253	172,402	127,889
0.5% increase	(154,265)	(179,276)	(150,226)	(118,899)

Disclosure of Payment of Pension Benefit
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2023	84,168	43,910
2024	86,656	43,958
2025	83,842	45,661
2026	85,239	48,557
2027	88,955	52,725
From 2028 to 2032	421,154	301,917

Total	850,015	536,727